Commitments and Contingencies - Future Minimum Commitments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies
Year 2022					$ 4,809
Year 2023					4,909
Year 2024					3,729
Total lease commitments					13,447
Less: imputed interest					(885)
Operating lease liabilities					12,562
Cash paid for operating leases	$ 1,200	$ 1,100	$ 2,400	$ 2,300	4,600	$ 5,200
Total operating lease expense	1,100	$ 984	2,100	$ 2,000	4,000	$ 4,700
ROU asset impairment	$ 123		$ 123		$ 393